Other disclosures (Details Text) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantees And Commitments [Abstract]
Deferred Revenues For The Premium Received For Providing Guarantees	R$ 285,218	R$ 330,018	R$ 446,143
Third-party securities held in custody
Third-party securities held in custody	27,283,548	34,040,742	R$ 40,459,429
Other Obligations
Non-cancellable operating leases contracts with indeterminate mature	918	674
Payment of operating leases recognized as expenses	R$ 700,958	R$ 683,011